10-Q Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026 (nine months remaining)	$ 23,751
2027	30,429	$ 31,834
2028	26,774	30,269
2029	22,801	26,839
2030	18,773	22,768
2031 and thereafter	40,254
Total undiscounted remaining minimum lease payments	162,782	170,729
Less: imputed interest	(45,223)	(48,546)
Total discounted remaining minimum lease payments	117,559	122,183	$ 123,525
Finance Leases
2026 (nine months remaining)	21,368
2027	28,972	28,446
2028	28,314	28,967
2029	28,186	28,309
2030	27,825	28,181
2031 and thereafter	114,488
Total undiscounted remaining minimum lease payments	249,153	286,849
Less: imputed interest	(98,689)	(130,719)
Total discounted remaining minimum lease payments	$ 150,464	$ 156,130	$ 161,678